Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended		18 Months Ended		21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended		33 Months Ended		36 Months Ended		39 Months Ended		42 Months Ended		45 Months Ended		48 Months Ended		51 Months Ended		54 Months Ended		57 Months Ended		60 Months Ended		63 Months Ended		66 Months Ended		69 Months Ended		72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 31, 2020	Mar. 16, 2020	Dec. 31, 2015	Jun. 30, 2020	Mar. 31, 2016	Sep. 30, 2020	Jun. 30, 2016	Dec. 31, 2020	Sep. 30, 2016	Mar. 31, 2021	Dec. 31, 2016	Jun. 30, 2021	Mar. 31, 2017	Sep. 30, 2021	Jun. 30, 2017	Dec. 31, 2021	Sep. 30, 2017	Mar. 31, 2022	Dec. 31, 2017	Jun. 30, 2022	Mar. 31, 2018	Sep. 30, 2022	Jun. 30, 2018	Dec. 31, 2022	Sep. 30, 2018	Mar. 31, 2023	Dec. 31, 2018	Jun. 30, 2023	Mar. 31, 2019	Sep. 30, 2023	Jun. 30, 2019	Dec. 31, 2023	Sep. 30, 2019	Mar. 31, 2024	Dec. 31, 2019	Jun. 30, 2024	Mar. 31, 2020	Sep. 30, 2024	Jun. 30, 2020	Dec. 31, 2024	Sep. 30, 2020	Mar. 31, 2025	Dec. 31, 2020	Jun. 30, 2025	Mar. 31, 2021	Sep. 30, 2025	Jun. 30, 2021	Dec. 31, 2025	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005515
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 10,058		$ 10,214		$ 10,634		$ 11,096		$ 11,647		$ 12,046		$ 12,448		$ 13,198		$ 12,918		$ 12,911		$ 13,350		$ 11,951		$ 13,441		$ 14,066		$ 14,438		$ 15,083		$ 11,277		$ 13,015		$ 14,049		$ 16,667		$ 18,687		$ 19,839		$ 19,945	$ 21,656	$ 21,054	$ 18,471	$ 17,293	$ 19,190	$ 19,106	$ 19,997	$ 19,624	$ 21,515	$ 24,050	$ 23,798	$ 25,430	$ 24,747	$ 26,035	$ 26,324	$ 27,284	$ 27,758
C000005516
Account Value [Line Items]
Accumulated Value			10,000		10,052		10,205		10,617		11,073		11,617		12,008		12,399		13,138		12,855		12,837		13,266		11,869		13,340		13,955		14,314		14,941		11,164		12,876		13,892		16,466		18,448		19,578		19,664	21,336	20,727	18,175	17,005	18,861	18,766	19,633	19,252	21,100	23,564	23,307	24,889	24,204	25,447	25,714	26,640	27,082
C000159681
Account Value [Line Items]
Accumulated Value			500,000		503,040		511,200		532,320		555,587		583,499		603,813		624,127		662,015		648,356		648,179		670,353		600,327		675,368		707,192		726,247		758,692		567,568		655,225		707,659		839,488		941,394		999,948		1,005,290	1,091,859	1,061,867	932,053	872,755	968,872	965,088	1,010,492	991,826	1,087,798	1,216,126	1,203,892	1,286,928	1,252,924	1,318,318	1,333,539	1,382,585	1,407,039
C000219322
Account Value [Line Items]
Accumulated Value	$ 11,039	$ 10,000		$ 12,768		$ 13,807		$ 16,409		$ 18,430		$ 19,603		$ 19,744		$ 21,476		$ 20,918		$ 18,386		$ 17,243		$ 19,168		$ 19,124		$ 20,051		$ 19,707		$ 21,645		$ 24,236		$ 24,024		$ 25,720		$ 25,078		$ 26,423		$ 26,766		$ 27,790		$ 28,323
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495		21,796		23,592		23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495		21,796		23,592		23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			500,000		504,841		518,121		540,907		563,676		596,049		614,023		642,092		682,784		678,383		704,764		754,971		646,994		737,854		768,069		776,999		847,685		670,521		818,221		893,559		1,024,747		1,089,787		1,179,583		1,178,384	1,287,709	1,219,738	1,016,027	970,666	1,040,379	1,115,082	1,208,602	1,169,276	1,310,429	1,441,725	1,488,091	1,580,787	1,622,413	1,545,804	1,715,707	1,855,986	1,900,583
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,865	10,000		13,259		14,480		16,606		17,659		19,115		19,095		20,867		19,765		16,464		15,729		16,859		18,069		19,585		18,948		21,235		23,362		24,114		25,616		26,290		25,049		27,802		30,075		30,798
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value			10,000		10,164		10,630		11,000		11,734		12,118		12,281		12,663		13,337		12,960		13,112		13,860		12,235		13,695		14,221		14,414		15,482		11,344		12,965		13,690		15,915		17,706		18,628		18,483	19,919	19,772	17,358	16,383	18,418	18,603	19,361	18,748	20,529	22,373	21,889	23,953	23,478	23,980	24,888	26,215	27,213
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value			10,000		10,164		10,630		11,000		11,734		12,118		12,281		12,663		13,337		12,960		13,112		13,860		12,235		13,695		14,221		14,414		15,482		11,344		12,965		13,690		15,915		17,706		18,628		18,483	19,919	19,772	17,358	16,383	18,418	18,603	19,361	18,748	20,529	22,373	21,889	23,953	23,478	23,980	24,888	26,215	27,213
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value			$ 500,000		$ 508,192		$ 531,483		$ 549,983		$ 586,702		$ 605,879		$ 614,026		$ 633,152		$ 666,872		$ 647,977		$ 655,595		$ 692,988		$ 611,740		$ 684,748		$ 711,073		$ 720,712		$ 774,104		$ 567,186		$ 648,241		$ 684,495		$ 795,745		$ 885,306		$ 931,415		$ 924,150	$ 995,958	$ 988,611	$ 867,895	$ 819,141	$ 920,884	$ 930,149	$ 968,048	$ 937,411	$ 1,026,442	$ 1,118,674	$ 1,094,444	$ 1,197,649	$ 1,173,925	$ 1,198,997	$ 1,244,404	$ 1,310,728	$ 1,360,653
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value	$ 10,661	$ 10,000		$ 12,185		$ 12,867		$ 14,958		$ 16,641		$ 17,508		$ 17,371		$ 18,721		$ 18,583		$ 16,314		$ 15,398		$ 17,310		$ 17,484		$ 18,197		$ 17,621		$ 19,294		$ 21,028		$ 20,572		$ 22,512		$ 22,066		$ 22,538		$ 23,391		$ 24,638		$ 25,576